REVENUE AND SEGMENT INFORMATION - Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue
Sales of goods	¥ 268,034,695		¥ 184,073,342	¥ 188,752,179
Transportation services	1,414,732		1,587,246	1,145,304
Total revenue from contracts with customers (net of value-added tax)	269,449,427		185,660,588	189,897,483
Rental income	298,805		329,989	317,915
Total revenue	¥ 269,748,232	$ 42,329,384	¥ 185,990,577	¥ 190,215,398